Quarterly Report
March 31, 2024
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 2.8%
CACI International, Inc., “A” (a)	1,265	$479,220
KBR, Inc.	8,732	555,879
Moog, Inc., “A”	2,424	386,992
		$1,422,091
Airlines – 0.2%
Vontier Corp.	2,487	$112,810
Apparel Manufacturers – 3.6%
Canada Goose Holdings, Inc. (a)	28,015	$337,861
PVH Corp.	4,750	667,897
Skechers USA, Inc., “A” (a)	8,366	512,501
Under Amour, Inc., “C” (a)	47,340	338,008
		$1,856,267
Automotive – 2.3%
LKQ Corp.	14,066	$751,265
Visteon Corp. (a)	3,518	413,752
		$1,165,017
Business Services – 1.8%
Endava PLC, ADR (a)	5,248	$199,634
Thoughtworks Holding, Inc. (a)	51,742	130,907
TriNet Group, Inc.	3,064	405,950
WNS (Holdings) Ltd. (a)	4,315	218,037
		$954,528
Chemicals – 2.3%
Avient Corp.	13,467	$584,468
Element Solutions, Inc.	23,509	587,255
		$1,171,723
Computer Software – 2.4%
ACI Worldwide, Inc. (a)	21,513	$714,447
Dun & Bradstreet Holdings, Inc.	50,309	505,102
		$1,219,549
Computer Software - Systems – 1.3%
Softchoice Corp.	21,137	$279,008
Verint Systems, Inc. (a)	11,820	391,833
		$670,841
Construction – 2.2%
Apartment Income Corp., REIT	12,629	$410,063
Smith Douglas Homes Corp. (a)	4,114	122,186
Toll Brothers, Inc.	4,670	604,158
		$1,136,407
Consumer Products – 2.7%
Helen of Troy Ltd. (a)	3,679	$423,968
Newell Brands, Inc.	42,555	341,717
Prestige Consumer Healthcare, Inc. (a)	8,748	634,755
		$1,400,440
Consumer Services – 0.9%
Grand Canyon Education, Inc. (a)	3,277	$446,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.2%
Ardagh Metal Packaging S.A.	70,197	$240,776
Graphic Packaging Holding Co.	13,322	388,736
Silgan Holdings, Inc.	10,708	519,980
		$1,149,492
Electrical Equipment – 2.3%
Berry Global, Inc.	7,125	$430,920
nVent Electric PLC	5,659	426,688
TriMas Corp.	12,357	330,303
		$1,187,911
Electronics – 1.9%
Axcelis Technologies, Inc. (a)	2,203	$245,679
Cohu, Inc. (a)	8,891	296,337
Plexus Corp. (a)	4,444	421,380
		$963,396
Energy - Independent – 4.7%
Antero Resources Corp. (a)	16,631	$482,299
CNX Resources Corp. (a)	6,204	147,159
Matador Resources Co.	7,847	523,944
Permian Resources Corp.	37,137	655,839
Viper Energy, Inc.	15,332	589,669
		$2,398,910
Food & Beverages – 2.2%
Nomad Foods Ltd.	43,439	$849,667
WK Kellogg Co.	15,574	292,791
		$1,142,458
Gaming & Lodging – 0.7%
International Game Technology PLC	16,687	$376,959
Industrial – 0.8%
Atmus Filtration Technologies, Inc. (a)	13,387	$431,731
Insurance – 4.0%
Assurant, Inc.	2,433	$457,988
CNO Financial Group, Inc.	17,638	484,692
Hanover Insurance Group, Inc.	3,606	491,029
Kemper Corp.	3,392	210,033
Selective Insurance Group, Inc.	4,009	437,662
		$2,081,404
Leisure & Toys – 1.7%
Brunswick Corp.	4,146	$400,172
Funko, Inc., “A” (a)	16,061	100,220
Hasbro, Inc.	6,615	373,880
		$874,272
Machinery & Tools – 5.7%
ESAB Corp.	5,024	$555,504
Flowserve Corp.	9,967	455,293
Hayward Holdings, Inc. (a)	34,620	530,032
ITT, Inc.	3,493	475,153
Regal Rexnord Corp.	2,425	436,742
Timken Co.	5,252	459,182
		$2,911,906

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.6%
Encompass Health Corp.	4,831	$398,944
ICON PLC (a)	1,342	450,845
		$849,789
Medical Equipment – 2.2%
Envista Holdings Corp. (a)	16,494	$352,642
Maravai Lifesciences Holdings, Inc., “A” (a)	16,649	144,347
Masimo Corp. (a)	2,805	411,914
QuidelOrtho Corp. (a)	5,245	251,445
		$1,160,348
Metals & Mining – 0.4%
Kaiser Aluminum Corp.	2,232	$199,452
Natural Gas - Distribution – 2.4%
MDU Resources Group, Inc.	12,143	$306,004
New Jersey Resources Corp.	9,550	409,790
ONE Gas, Inc.	7,702	497,010
		$1,212,804
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	30,704	$560,348
Oil Services – 3.3%
ChampionX Corp.	13,959	$500,988
Expro Group Holdings N.V. (a)	17,980	359,061
Helmerich & Payne	10,626	446,930
TechnipFMC PLC	15,362	385,740
		$1,692,719
Other Banks & Diversified Financials – 19.3%
Air Lease Corp.	13,680	$703,699
Banc of California, Inc.	26,375	401,164
Bank of Hawaii Corp.	4,486	279,882
Brookline Bancorp, Inc.	34,397	342,594
Cathay General Bancorp, Inc.	13,315	503,706
Columbia Banking System, Inc.	24,504	474,152
East West Bancorp, Inc.	7,476	591,426
Eastern Bankshares, Inc.	14,792	203,834
Element Fleet Management Corp.	26,644	430,576
First Hawaiian, Inc.	21,885	480,595
First Interstate BancSystem, Inc.	19,271	524,364
Glacier Bancorp, Inc.	11,531	464,469
Herc Holdings, Inc.	3,063	515,503
Pacific Premier Bancorp, Inc.	24,119	578,856
Popular, Inc.	3,428	301,972
Prosperity Bancshares, Inc.	10,145	667,338
Sandy Spring Bancorp, Inc.	8,437	195,570
SLM Corp.	24,550	534,944
Texas Capital Bancshares, Inc. (a)	6,521	401,368
UMB Financial Corp.	4,747	412,942
United Community Bank, Inc.	17,029	448,203
Wintrust Financial Corp.	4,427	462,135
		$9,919,292
Pharmaceuticals – 0.5%
Organon & Co.	13,316	$250,341

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 8.1%
Brixmor Property Group, Inc., REIT	17,604	$412,814
Broadstone Net Lease, Inc., REIT	38,629	605,316
Cushman & Wakefield PLC (a)	33,847	354,040
Douglas Emmett, Inc., REIT	16,229	225,096
Empire State Realty Trust, REIT, “A”	44,817	453,996
LXP Industrial Trust, REIT	46,493	419,367
National Storage Affiliates Trust, REIT	14,168	554,819
Phillips Edison & Co., REIT	14,250	511,147
STAG Industrial, Inc., REIT	8,349	320,936
Two Harbors Investment Corp., REIT	25,126	332,668
		$4,190,199
Specialty Chemicals – 3.6%
Ashland, Inc.	4,883	$475,458
Axalta Coating Systems Ltd. (a)	15,295	525,995
Chemours Co.	17,940	471,104
Quaker Chemical Corp.	1,819	373,350
		$1,845,907
Specialty Stores – 0.9%
Monro Muffler Brake, Inc.	6,166	$194,475
Zumiez, Inc. (a)	16,746	254,372
		$448,847
Trucking – 2.5%
RXO, Inc. (a)	19,673	$430,248
Schneider National, Inc.	16,504	373,651
XPO, Inc. (a)	3,978	485,435
		$1,289,334
Utilities - Electric Power – 3.5%
Black Hills Corp.	9,232	$504,067
NorthWestern Corp.	12,819	652,872
Portland General Electric Co.	15,788	663,096
		$1,820,035
Total Common Stocks		$50,513,887
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	752,049	$752,199

Other Assets, Less Liabilities – 0.5%		239,266
Net Assets – 100.0%		$51,505,352
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $752,199 and $50,513,887, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$50,513,887	$—	$—	$50,513,887
Mutual Funds	752,199	—	—	752,199
Total	$51,266,086	$—	$—	$51,266,086
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$808,963	$1,822,376	$1,879,087	$(193)	$140	$752,199
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,105	$—